CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Millions	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]
Balance at Beginning of Year (in shares) at Feb. 02, 2013		224,600,000
Balance at Beginning of Year at Feb. 02, 2013	$ 1,667.3	$ 2.2	$ 0.3	$ (1.5)	$ 1,666.3
Statement of Stockholders' Equity [Roll Forward]
Net income	596.7				596.7
Total other comprehensive loss	(15.4)			(15.4)
Issuance of stock under Employee Stock Purchase Plan (in shares)		100,000
Issuance of stock under Employee Stock Purchase Plan	4.8		4.8		0.0
Exercise of stock options, including income tax benefit (in shares)		100,000
Exercise of stock options, including income tax benefit	3.7		3.7		0.0
Repurchase and retirement of shares (in shares)		(17,400,000)
Repurchase and retirement of shares	(1,112.1)	$ (0.1)	(23.8)		(1,088.2)
Stock-based compensation, net (in shares)		700,000
Stock-based compensation, net , including income tax benefit	25.7		25.7		0.0
Balance at End of Year (in shares) at Feb. 01, 2014		208,100,000
Balance at End of Period at Feb. 01, 2014	1,170.7	$ 2.1	10.7	(16.9)	1,174.8
Statement of Stockholders' Equity [Roll Forward]
Net income	599.2				599.2
Total other comprehensive loss	(17.2)			(17.2)
Issuance of stock under Employee Stock Purchase Plan (in shares)		100,000
Issuance of stock under Employee Stock Purchase Plan	4.7		4.7
Exercise of stock options, including income tax benefit (in shares)		100,000
Exercise of stock options, including income tax benefit	2.1		2.1
Repurchase and retirement of shares (in shares)		(3,100,000)
Repurchase and retirement of shares	0.0	$ 0.0	0.0		0.0
Stock-based compensation, net (in shares)		500,000
Stock-based compensation, net , including income tax benefit	25.5		25.5
Balance at End of Year (in shares) at Jan. 31, 2015		205,700,000
Balance at End of Period at Jan. 31, 2015	1,785.0	$ 2.1	43.0	(34.1)	1,774.0
Statement of Stockholders' Equity [Roll Forward]
Net income	282.4				282.4
Total other comprehensive loss	$ (9.0)			(9.0)
Stock Issued During Period, Shares, Acquisitions	28,500,000
Stock Issued During Period, Value, Acquisitions	$ 2,290.1	$ 0.3	2,289.8
Issuance of stock under Employee Stock Purchase Plan (in shares)		100,000
Issuance of stock under Employee Stock Purchase Plan	$ 5.1		5.1
Exercise of stock options, including income tax benefit (in shares)	298,114	300,000
Exercise of stock options, including income tax benefit	$ 9.5		9.5
Stock-based compensation, net (in shares)		400,000
Stock-based compensation, net , including income tax benefit	43.8		43.8
Balance at End of Year (in shares) at Jan. 30, 2016		235,000,000
Balance at End of Period at Jan. 30, 2016	$ 4,406.9	$ 2.4	$ 2,391.2	$ (43.1)	$ 2,056.4